Average Annual Total Returns - Goehring & Rozencwajg Resources Fund			12 Months Ended	60 Months Ended	96 Months Ended
		Sep. 26, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			(1.45%)	16.12%	4.98%
Performance Inception Date		Dec. 29, 2016
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.75%)	15.07%	4.29%
Performance Inception Date		Dec. 29, 2016
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.63%)	12.64%	3.66%
Performance Inception Date		Dec. 29, 2016
Institutional Class Shares | MSCI All Country World Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.49%	10.06%	10.94%
Performance Inception Date		Dec. 29, 2016
Institutional Class Shares | Lipper Natural Resources Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]		1.68%	10.25%	5.19%
Performance Inception Date		Dec. 29, 2016
Retail Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			(1.65%)	15.77%	4.64%
Performance Inception Date		Dec. 29, 2016
Retail Class Shares | MSCI All Country World Index
Prospectus [Line Items]
Average Annual Return, Percent			17.49%	10.06%	10.94%
Performance Inception Date		Dec. 29, 2016
Retail Class Shares | Lipper Natural Resources Index
Prospectus [Line Items]
Average Annual Return, Percent			1.68%	10.25%	5.19%
Performance Inception Date		Dec. 29, 2016

[1]	The Fund’s inception was December 29, 2016.
[2]	MSCI All Country World Index (ACWI), a broad-based securities index that is used as a benchmark for assessing the performance of the Fund. The MSCI ACWI is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Performance data shown for the MSCI ACWI is net of dividend tax withholding. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.
[3]	Lipper Natural Resources Index is an unmanaged equally weighted index of the largest mutual funds in the Lipper Natural Resources category of funds. Index returns reflect the reinvestment of income dividends and capital gains, if any. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.